COMMON STOCK	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Stockholders' Equity Note [Abstract]
COMMON STOCK [Text Block]

8. COMMON STOCK

On October 28, 2019 the Company issued 1,000,000 shares to Eagle Plains Resources Ltd. upon entering LOI (Note 5).

On December 14, 2020 the Company issued 1,000,000 common shares and an additional 1,000,000 common shares in escrow in connection with the signed Definitive Agreement (Note 6).

On January 14, 2021 the Company closed the final tranche of a private placement of 3,000,000 units at a price of $0.06 per unit for gross proceeds of $180,000. Each unit consists of one common share of the Company and one half (0.5) of a non-transferable share purchase warrant, each warrant entitling the holder to purchase one additional common share of the Company for a period of 12 months from the date of issuance at a purchase price of $0.09.

During the six months ended February 28, 2021 the Company also issued 2,720,000 common shares as a result of the exercise of stock options and 40,000 common shares as a result of the exercise of warrants (Note 9).

As at February 28, 2021 and August 31, 2020 the Company had 136,231,700 (August 31, 2020: 128,471,700) shares issued and outstanding.

7. COMMON STOCK

On September 21, 2018, the Company closed a tranche of a private placement of 2,225,000 units at a price of CAD$0.03 per unit for gross proceeds of CAD$66,750 (equivalent to $51,678). Each unit consists of one common share of the Company and one non-transferable share purchase warrant, each full warrant entitling the holder to purchase one additional common share of the Company for a period of 36 months from the date of issuance, at a purchase price of $0.05. A cash finders' fee of CAD$6,075 ($4,703) and 202,500 full broker warrants that expire September 21, 2021 was paid to third parties. The broker warrants have the same terms as the warrants issued as part of the unit offering.

On March 27, 2019, the Company closed a tranche of a private placement of 5,506,769 units at a price of CAD$0.03 per unit for gross proceeds of CAD$143,176 ($106,809). Each unit consists of one common share of the Company and one non-transferable share purchase warrant, each full warrant entitling the holder to purchase one additional common share of the Company for a period of 48 months from the date of issuance, at a purchase price of $0.04. A cash finders' fee of CAD$13,068 ($9,748) and 502,600 full broker warrants that expire March 27, 2023 was paid to third parties. The broker warrants have the same terms as the warrants issued as part of the unit offering.

On October 28, 2019 the Company issued 1,000,000 shares to Eagle Plains Resources Ltd upon entering LOI (Note 4).

As at August 31, 2020 the Company had 128,471,700 shares issued and outstanding (2019 - 127,471,700).